Description of Organization and Business Operations - Additional Information (Detail) - USD ($)			3 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	May 15, 2025	Dec. 31, 2024	Sep. 30, 2025	Jun. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Sep. 08, 2025	Mar. 31, 2025	Feb. 15, 2024
Business Description And Basis Of Presentation [Line Items]
Capital units authorized	41,400,000
Sale of stock, number of shares issued in transaction	414,000,000
Sale of stock, price per share	$ 10
Proceeds from issuance of private placement					$ 3,000,000	$ 0
Transaction costs of stock					4,638,840
Deferred underwriting fees					3,000,000
Other offering cost					1,638,840
Net amounts of withdrawn from working capital requirements					1,000,000		$ 1,000,000
Amount to pay dissolution expenses and net of taxes payable	$ 100,000
Cash		$ 0	$ 1,135,562		1,135,562		0
Working capital surplus			35,167,969		$ 35,167,969
Working capital deficit		184,847					184,847
Debt conversion, converted instrument, amount			$ 1,500,000
Debt conversion, converted instrument, per share			$ 10		$ 10
Withdrawal From Working Capital Amount			$ 1,000,000		$ 1,000,000
Common Stock, Par or Stated Value Per Share	$ 10
Working Capital Loan [Member]
Business Description And Basis Of Presentation [Line Items]
Other Short-Term Borrowings		0	0		$ 0		0
IPO [Member]
Business Description And Basis Of Presentation [Line Items]
Sale of stock, number of shares issued in transaction					5,400,000
Proceeds from issuance initial public offering	$ 414,000,000				$ 414,000,000
Shares issued, price per share	$ 10
Units Issued During Period, Shares, New Issues	41,400,000
IPO [Member] | BTIG LLC [Member]
Business Description And Basis Of Presentation [Line Items]
Under writers investment value during initial public offering		$ 500,000	$ 500,000		$ 500,000		$ 500,000
Private Placement [Member]
Business Description And Basis Of Presentation [Line Items]
Sale of stock, number of shares issued in transaction					300,000
Sale of stock, price per share									$ 10
Proceeds from issuance of private placement					$ 3,000,000
Shares issued, price per share									$ 11.5
Private Placement [Member] | Capital Units [Member]
Business Description And Basis Of Presentation [Line Items]
Sale of stock, number of shares issued in transaction		300,000
Proceeds from issuance of private placement		$ 3,000,000
Shares issued, price per share		$ 10					$ 10
Proposed Offering [Member] | Capital Units [Member]
Business Description And Basis Of Presentation [Line Items]
Proceeds from issuance initial public offering		$ 300,000,000
Shares issued, price per share		$ 10					$ 10
Units Issued During Period, Shares, New Issues		30,000,000
Proposed Offering [Member] | BTIG LLC [Member]
Business Description And Basis Of Presentation [Line Items]
Under writers investment value during initial public offering		$ 500,000					$ 500,000
Over-Allotment Option [Member]
Business Description And Basis Of Presentation [Line Items]
Units Issued During Period, Shares, New Issues	5,400,000
Over-Allotment Option [Member] | Capital Units [Member]
Business Description And Basis Of Presentation [Line Items]
Proceeds from issuance initial public offering		$ 345,000,000
Shares issued, price per share		$ 10					$ 10
Units Issued During Period, Shares, New Issues		34,500,000
Common Class A [Member]
Business Description And Basis Of Presentation [Line Items]
Proceeds from issuance initial public offering				$ 414,000,000
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001		$ 0.0001
Common Class A [Member] | Public Warrant [Member]
Business Description And Basis Of Presentation [Line Items]
Common Stock, Par or Stated Value Per Share	$ 11.5
Private Placement Units [Member] | Sponsor [Member]
Business Description And Basis Of Presentation [Line Items]
Class of warrant or right, outstanding		50,000	50,000		50,000		50,000
Founders Shares [Member]
Business Description And Basis Of Presentation [Line Items]
Common Stock, Par or Stated Value Per Share										$ 0.0001
Founders Shares [Member] | Sponsor [Member]
Business Description And Basis Of Presentation [Line Items]
Class of warrant or right, outstanding		200,000	200,000		200,000		200,000
Founders Shares [Member] | Over-Allotment Option [Member]
Business Description And Basis Of Presentation [Line Items]
Sale of stock, number of shares issued in transaction	1,350,000
Sponsor Class B Shares [Member]
Business Description And Basis Of Presentation [Line Items]
Sponsor shares unvested at closing								1,500,000
Sponsor Shares Triggering Event Condition [Member]
Business Description And Basis Of Presentation [Line Items]
Common Stock, Par or Stated Value Per Share								$ 12
Subsequent Event [Member]
Business Description And Basis Of Presentation [Line Items]
Amount to pay dissolution expenses and net of taxes payable	$ 100,000